AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 22, 1997


                                                      REGISTRATION NO. 33-45315
                                                              FILE NO. 811-6550

                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      (X)


                           PRE-EFFECTIVE AMENDMENT NO. _                  ( )


                        POST-EFFECTIVE AMENDMENT NO. 12                   (X)


                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (X)


                                   AMENDMENT NO. 14                       (X)


                         (CHECK APPROPRIATE BOX OR BOXES)


                                THE MENTOR FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                901 EAST BYRD STREET
                              RICHMOND, VIRGINIA  23219
                      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                    (804) 782-3648
                            (REGISTRANT'S TELEPHONE NUMBER)



                                    PAUL F. COSTELLO
                                       PRESIDENT
                                  901 EAST BYRD STREET
                               RICHMOND, VIRGINIA  23219
                        (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                       COPY TO:
                               TIMOTHY W. DIGGINS, ESQ.
                                     ROPES & GRAY
                                 ONE INTERNATIONAL PLACE
                                   BOSTON, MA  02110


               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                              (CHECK APPROPRIATE BOX)


             ( )  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

   ( )            ON     (date)     PURSUANT TO PARAGRAPH (B)



   ( )            60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)



   ( )            ON  (DATE) PURSUANT TO PARAGRAPH (A)(1)


   (x)            75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)


   ( )            ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:


   ( ) THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT






THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OR AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2. A FORM 24F-2 NOTICE FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1996 WAS FILED WITH THE COMMISSION ON NOVEMBER 25, 1996.

THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO THE MENTOR INSTITUTIONAL MONEY MARKET PORTFOLIO AND THE MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO OF THE MENTOR FUNDS. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE MENTOR FUNDS IS AMENDED OR SUPERSEDED HEREBY.

                                THE MENTOR FUNDS

                              CROSS REFERENCE SHEET

                          (as required by Rule 404(c))


Part A:




    Mentor Institutional U.S. Government Money Market Portfolio

        N-1A Item No.                                                            Location

1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary

4.      General Description of Registrant..............................         Cover Page; Investment objective
                                                                                and policies; General

5.      Management of the Fund.........................................         Investment objective and policies;
                                                                                Management; General; How the
                                                                                Portfolio values its shares;
                                                                                Custodian and transfer and dividend
                                                                                agent; Performance information

5A.     Management's Discussion
          of Fund Performance..........................................         Not applicable


6.      Capital Stock and Other
          Securities...................................................         Management; General; Purchase
                                                                                of shares; How distributions
                                                                                are made; tax information;
                                                                                Performance information

7.      Purchase of Securities Being
          Offered......................................................         Management; Purchase
                                                                                of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares

9.      Pending Legal Proceedings......................................         Not Applicable


    Mentor Institutional Money Market Portfolio

        N-1A Item No.                                                            Location

1.      Cover Page.....................................................         Cover Page

2.      Synopsis.......................................................         Cover Page; Expense summary

3.      Condensed Financial Information................................         Expense summary

4.      General Description of Registrant..............................         Cover Page; Investment objective
                                                                                and policies; General

5.      Management of the Fund.........................................         Investment objective and policies;
                                                                                Management; General; How the Portfolio
                                                                                values its shares; Custodian and transfer
                                                                                and dividend agent; Performance information

5A.     Management's Discussion
          of Fund Performance..........................................         Not applicable


6.      Capital Stock and Other
          Securities...................................................         Management; General; Purchase of
                                                                                shares; How distributions are made;
                                                                                tax information; Performance
                                                                                information

7.      Purchase of Securities Being
          Offered......................................................         Management; Purchase
                                                                                of shares

8.      Redemption or Repurchase.......................................         Purchase of shares; Redemption of
                                                                                shares

9.      Pending Legal Proceedings......................................         Not Applicable


Part B - Mentor Institutional Money Market Portfolio and Mentor
Institutional U.S. Government Money Market Portfolio


         N-1A Item No.                                                          Location
10.      Cover Page....................................................         Cover Page

11.      Table of Contents.............................................         Cover Page

12.      General Information and History...............................         General

13.      Investment Objectives and
           Policies....................................................         Investment Restrictions; Certain
                                                                                Investment Techniques

14.      Management of the Fund........................................         Management of the Trust;
                                                                                Investment Advisory and Other
                                                                                Services; The Distributor

15.      Control Persons and Principal
           Holders of Securities.......................................         Principal Holders of Securities

16.      Investment Advisory and Other
           Services....................................................         Investment Advisory and Other
                                                                                Services; Management of the Trust;
                                                                                Independent Accountants; Experts;
                                                                                Custodian; Members of Investment
                                                                                Management Teams

17.      Brokerage Allocation..........................................         Brokerage

18.      Capital Stock and Other
           Securities..................................................         Determination of Net Asset Value;
                                                                                Tax Status; The Distributor;
                                                                                Shareholder Liability

19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................         Brokerage; Determination of Net
                                                                                Asset Value; The Distributor

20.      Tax Status....................................................         Investment Restrictions; Tax Status

21.      Underwriters..................................................         The Distributor

22.      Calculations of Performance Data..............................         Performance Information


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

Prospectus
                                                                April __, 1997



           MENTOR INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET PORTFOLIO


         Mentor Institutional U.S. Government Money Market Portfolio is a "money market" fund, seeking as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolio's investment adviser, believes is consistent with preservation of capital and maintenance of liquidity, through investments exclusively in U.S. Government securities and repurchase agreements with respect to U.S. Government securities. The Portfolio is a diversified investment portfolio of Mentor Funds. An investment in shares of the Portfolio is designed for institutional and high net-worth individual investors.

         An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the April __, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Distributors, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                            -------------------------

                            MENTOR DISTRIBUTORS, LLC
                                   Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-
                  TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expense summary

         Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

  Shareholder Transaction Expenses:
  Maximum Sales Load Imposed on Purchases                               None
  Maximum Sales Load Imposed on Reinvested Dividends                    None
  Deferred Sales Load                                                   None
  Redemption Fees                                                       None
  Exchange Fee                                                          None

  Annual Portfolio Operating Expenses:
  (as a percentage of average net assets)
  Management Fees                                                       0.22%
  12b-1 Fees                                                            0.00%
  Other Expenses                                                        0.11%
                                                                        -----
  Total Portfolio Operating Expenses                                    0.33%


Example

         An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


         1 year                     $3
         3 years                    $11

         This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

Investment objective and policies

         The Mentor Institutional U.S. Government Money Market Portfolio's investment objective is to seek as high a rate of current income as Mentor Investment Advisors, LLC ("Mentor Advisors") believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         Certain of the foregoing obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

         Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Portfolio does not guarantee the net asset value of the Portfolio's shares, which the Portfolio seeks to maintain at $1.00 per share.

         Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

         The Portfolio's securities will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                           _________________________

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.

Management

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

         Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $9 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.

         Subject to the general oversight of the Trustees of the Trust, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Mentor Advisors may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

How the Portfolio values its shares

         The Portfolio values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rue 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Purchase of shares

         The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

         Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

         An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to Mentor Distributors or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

         Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.

         Mentor Distributors, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         In all cases Mentor Advisors or Mentor Distributors reserves the right to reject any particular investment.

Redemption of shares

         A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o: Mentor Funds, P.O. Box 1357, Richmond, Virginia 23218-1357 or to Mentor Distributors. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

         A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

                  (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

                  (2) the request is signed by each registered owner exactly as the shares are registered; and

                  (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

         If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

         The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

         Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

         Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

How distributions are made

         The Portfolio determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

         The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio are accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding calendar month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

         All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

Taxes

         The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

         All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

         The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

General

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers only one class of shares

         Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

         In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

Performance Information

         The Portfolio's yield may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in the value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

         Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.
                                  MENTOR FUNDS

                                     Mentor
                                  Institutional
                                 U.S. Government
                                  Money Market
                                    Portfolio









                                   ----------

                                   PROSPECTUS

                                   ----------



                                 April __, 1997

Prospectus
                                                                April __, 1997


                   MENTOR INSTITUTIONAL MONEY MARKET PORTFOLIO


         Mentor Institutional Money Market Portfolio is a "money market" fund, seeking as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolio's investment adviser, believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio is a diversified investment portfolio of Mentor Funds. An investment in shares of the Portfolio is designed for institutional and high net-worth individual investors.

         An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

         This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the April __, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Distributors, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                           -------------------------

                            MENTOR DISTRIBUTORS, LLC
                                  Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-
                  TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expense summary

         Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

     Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchases                               None
     Maximum Sales Load Imposed on Reinvested Dividends                    None
     Deferred Sales Load                                                   None
     Redemption Fees                                                       None
     Exchange Fee                                                          None

     Annual Portfolio Operating Expenses:
     (as a percentage of average net assets)
     Management Fees                                                       0.22%
     12b-1 Fees                                                            0.00%
     Other Expenses                                                        0.11%
                                                                           ----
     Total Portfolio Operating Expenses                                    0.33%


Example

         An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


         1 year                     $3
         3 years                    $11

         This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

Investment objective and policies

         The Mentor Institutional Money Market Portfolio's investment objective is to seek as high a rate of current income as Mentor Investment Advisors, LLC ("Mentor Advisors") believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         The Portfolio will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

         o U.S. Government securities: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

         o Banker's acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

         o Prime commercial paper: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

         o Other short-term obligations: high-quality, short-term obligations of corporate issuers.

         o Repurchase agreements: with respect to U.S. Government or agency securities.

         The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees of the Trust believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than thirteen months. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

         Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the securities held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

         The Portfolio's securities will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The value of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

         Concentration. The Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the value of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                          ___________________________

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.

Management

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

         Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $9 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.

         Subject to the general oversight of the Trustees of the Trust, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Mentor Advisors may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

How the Portfolio values its shares

         The Portfolio values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the Exchange. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rue 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Purchase of shares

         The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

         Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

         An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to Mentor Distributors or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

         Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Distributors at 1-800-869-6042.

         Mentor Distributors, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         In all cases Mentor Advisors or Mentor Distributors reserves the right to reject any particular investment.

Redemption of shares

         A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o: Mentor Funds, P.O. Box 1357, Richmond, Virginia 23218-1357 or to Mentor Distributors. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

         A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

                  (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

                  (2) the request is signed by each registered owner exactly as the shares are registered; and

                  (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

         If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

         The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

         Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

         Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

How distributions are made

         The Portfolio determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

         The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio are accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding calendar month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

         All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

Taxes

         The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

         All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

         The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

General

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses. The Portfolio currently offers only one class of shares.

         Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

         In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

Performance Information

         The Portfolio's yield may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in the value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

         Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.
                                  MENTOR FUNDS

                                     Mentor
                                  Institutional
                                  Money Market
                                    Portfolio









                                   ----------

                                   PROSPECTUS

                                   ----------



                                 April __, 1997

                                  MENTOR FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

          (Mentor Institutional U.S. Government Money Market Portfolio and Mentor Institutional Money Market Portfolio)

                                 April __, 1997



         This Statement of Additional Information relates to the Mentor Institutional U.S. Government Money Market Portfolio and Mentor Institutional Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Each of the Portfolios is a series of shares of beneficial interest of Mentor Funds (the "Trust"). This Statement is not a prospectus and should be read in conjunction with the relevant prospectus. Separate statements of additional information relate to the other Portfolios comprising the Trust. A copy of any prospectus or statement of additional information can be obtained upon request made to Mentor Distributors, LLC, the Trust's distributor, at P.O. Box 1357, Richmond, Virginia 23218-1357, or calling Mentor Distributors at 1-(800) 869-6042.

                                TABLE OF CONTENTS



         CAPTION                                        PAGE
GENERAL  ..................................................2
INVESTMENT RESTRICTIONS....................................2
CERTAIN INVESTMENT TECHNIQUES..............................3
MANAGEMENT OF THE TRUST....................................5
PRINCIPAL HOLDERS OF SECURITIES............................8
INVESTMENT ADVISORY AND OTHER SERVICES.....................8
BROKERAGE..................................................9
DETERMINATION OF NET ASSET VALUE..........................11
TAX STATUS................................................13
THE DISTRIBUTOR...........................................15
INDEPENDENT ACCOUNTANTS...................................15
CUSTODIAN.................................................15
PERFORMANCE INFORMATION...................................15
SHAREHOLDER LIABILITY.....................................19
MEMBERS OF INVESTMENT MANAGEMENT TEAMS....................19
RATINGS  .................................................21






                                     GENERAL

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.

                             INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, a Portfolio may not:

         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry; except that the Institutional Money Market Portfolio may invest up to 100% of its assets in securities of issuers in the banking industry.

         2.       Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         6. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.


                                      -2-



         7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         In addition, it is contrary to the current policy of each Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                          CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which each Portfolio may engage, and certain of the risks they may entail.

Repurchase Agreements

         A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal




                                      -3-




Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations.
Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Loans of Portfolio Securities

         A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by a Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.



                                      -4-




                             MANAGEMENT OF THE TRUST

         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

zz




                                                                Position Held              Principal Occupation
       Name and Address                                         with Portfolio             During Past 5 Years

                 Stanley F. Pauley                               Trustee               Chairman and Chief Executive Officer, E.R.
                                                                                       Carpenter Company Incorporated; Trustee,
                                                                                       Mentor Institutional Trust; Trustee, Cash
                                                                                       Resource Trust.

                 Louis W. Moelchert, Jr.                         Trustee               Vice President of Business and Finance,
                                                                                       University of Richmond;  Trustee, Mentor
                                                                                       Institutional Trust; Trustee, Cash Resource
                                                                                       Trust; Director, America's Utility Fund,
                                                                                       Inc.

                 Thomas F. Keller                                Trustee               Former Dean, Fuqua School of Business, Duke
                                                                                       University; Trustee, Mentor Institutional
                                                                                       Trust; Trustee, Cash Resource Trust.


                                      -5-


                 Arnold H. Dreyfuss                              Trustee               Retired.  Formerly, Chairman and Chief
                                                                                       Executive Officer, Hamilton Beach/Proctor-
                                                                                       Silex, Inc.; Trustee, Mentor Institutional
                                                                                       Trust; Trustee, Cash Resource Trust.

                 *Daniel J. Ludeman                              Chairman;             Chairman and Chief Executive Officer,
                                                                 Trustee               Mentor Investment Group, LLC; Managing
                                                                                       Director of Wheat, First Securities, Inc.;
                                                                                       Managing Director of Wheat First Butcher
                                                                                       Singer; Director, Wheat First Securities,
                                                                                       Inc. and Mentor Income Fund, Inc.; Chairman
                                                                                       and Trustee, Mentor Institutional Trust;
                                                                                       Chairman and Trustee, Cash Resource Trust;
                                                                                       Director, America's Utility Fund, Inc.


                 Troy A. Peery, Jr.                              Trustee               President, Heilig-Meyers Company.  Trustee,
                                                                                       The Mentor Funds; Trustee, Cash Resource
                                                                                       Trust.

                 Peter J. Quinn, Jr.*                            Trustee               President, Mentor Distributors, LLC;
                                                                                       Managing Director, Mentor Investment Group,
                                                                                       LLC; Managing Director, Wheat First Butcher
                                                                                       Singer, Inc.; formerly, Senior Vice
                                                                                       President/Director of Mutual Funds, Wheat
                                                                                       First Butcher Singer, Inc.

                 Paul F. Costello                                President             Managing Director, Mentor Investment Group,
                                                                                       LLC, Wheat First Butcher Singer, and Mentor
                                                                                       Investment Advisors, LLC; President, Mentor
                                                                                       Income Fund, The Mentor Funds, and Cash
                                                                                       Resource Trust; Executive Vice President
                                                                                       and Chief Administrative Officer, America's
                                                                                       Utility Fund, Inc.; Director, Mentor
                                                                                       Perpetual Advisors, LLC and Mentor Trust
                                                                                       Company.
                                      -6-


                 Terry L. Perkins                                Treasurer             Senior Vice President, Mentor Investment
                                                                                       Group, LLC; Treasurer, Cash Resource Trust,
                                                                                       Mentor Income Fund Inc., The Mentor Funds,
                                                                                       and America's Utility Fund, Inc.; formerly,
                                                                                       Treasurer and Comptroller, Ryland Capital
                                                                                       Management, Inc.

                 Michael Wade                                    Assistant             Vice President, Mentor Investment Group,
                                                                 Treasurer             LLC; Assistant Treasurer, Cash Resource
                                                                                       Trust, Mentor Income Fund, Inc., The Mentor
                                                                                       Funds, and America's Utility Fund, Inc.;
                                                                                       formerly, Senior Accountant, Wheat First
                                                                                       Butcher Singer, Inc.,; Audit Senior, BDO
                                                                                       Seidman.




                   John M. Ivan                                  Clerk                 Managing Director, Director of Compliance,
                                                                                       Senior Vice President, and Assistant General
                                                                                       Counsel, Wheat, First Securities, Inc.;
                                                                                       Managing Director, Mentor Investment
                                                                                       Advisors, LLC; Clerk, Cash Resource Trust;
                                                                                       Secretary, The Mentor Funds.

         The table below shows the fees paid to each Trustee by the Trust for the 1996 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1996 calendar year.

                                                                                Total compensation
                                    Aggregate compensation                              from all
Trustees                                    from the Trust                          complex funds
Daniel J. Ludeman                                     0                                         0
Arnold H. Dreyfuss                                 $200                                   $12,200
Thomas F. Keller                                   $175                                   $11,175
Louis W. Moelchert, Jr.                            $200                                   $12,200
Stanley F. Pauley                                  $200                                   $12,200
Troy A. Peery, Jr.                                 $175                                   $11,175
Peter J. Quinn, Jr.                              $    0                               $         0

-------------

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of January 15, 1997, neither Portfolio had any shares outstanding.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Services

         Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors manages a Portfolio's portfolio in accordance with the stated policies of that Portfolio and of the Trust. Mentor Advisors makes investment decisions for the Portfolios and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all of its expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

         Mentor Advisors provides the Portfolios with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolios and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in an investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. Mentor Advisors employs a professional staff of portfolio managers who draw upon a variety of resources, including Wheat, First Securities, Inc., an affiliate of Mentor Advisors, for research information for the Portfolios.

         The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to a Portfolio may be allocated in proportion to the net asset values of that Portfolio except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

         Each Management Contract is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by Mentor Advisors. Each Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Under each Management Contract, each Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on average net assets of a Portfolio): 0.22% of the first $500 million; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by a Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolios would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Portfolios' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

         Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Portfolios and buys and sells investments for the Portfolios through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Portfolios, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind a Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to it an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for a Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause a Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of a Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat or EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, neither Wheat nor EVEREN may execute transactions for a Portfolio on the floor of any national securities exchange, but either may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from a Portfolio. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                        DETERMINATION OF NET ASSET VALUE

         The Trust determines net asset value per share of the Portfolios each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         The valuation of each Portfolio's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Portfolio seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by a Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

         The valuation of a Portfolio's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Portfolio's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of a Portfolio's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Portfolio's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of a Portfolio is declared as a dividend each time it is determined, the net asset value per share of a Portfolio remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Portfolio representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Portfolio in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Portfolio's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Portfolio determined at any time is a negative amount, that Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Portfolio (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, that Portfolio will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Portfolio that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in a Portfolio.

         Should a Portfolio incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

         Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, a Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         Each Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a

Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to a Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                 THE DISTRIBUTOR

         Mentor Distributors, LLC, the Trust's distributor, is a wholly-owned subsidiary of Wheat First Butcher Singer. Mentor Distributors is acting on a best efforts basis in the continuous offering of the Trust's shares. Mentor Distributors, LLC is the successor to Mentor Distributors, Inc.

                             INDEPENDENT ACCOUNTANTS

         [                                                          ] are the
Portfolios' independent auditors, providing audit services, tax return review, and other tax consulting services.

                                    CUSTODIAN

         The custodian of the Portfolios, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Richmond, Virginia 64105. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                             PERFORMANCE INFORMATION

         The yield of each Portfolio is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). A Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

         All data for each of the Portfolios are based on past performance and do not predict future results.

         Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3- year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon
         K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                     MEMBERS OF INVESTMENT MANAGEMENT TEAMS

         The following persons are investment personnel of Mentor Advisors:

Mentor Investment Advisors, LLC

Cash Management

R. Preston Nuttall, CFA -- Managing Director, Chief Investment Officer
Mr. Nuttall has more than thirty years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

Hubert R. White III  -- Vice President, Portfolio Manager
Mr. White has eleven years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

Kathryn T. Allen -- Vice President, Portfolio Manager
Ms. Allen has fourteen years of investment management experience and specializes in tax-free trades. Prior to joining Mentor Advisors, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.

                                     RATINGS

         The rating services' descriptions of corporate bonds are:

Moody's Investors Service, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                          PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements and Supporting Schedules

          (1)  Financial Statements:
               Not applicable

          (2)  Supporting Schedules:
               Not applicable



      (b)  Exhibits:


           (1) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);

           (2)       Copy of By-Laws of the Registrant (1);

           (3)       Not applicable;

           (4) Copy of Specimen Certificates for both Class A and Class B Shares of Beneficial Interest for each New Portfolio (6);

           (5)(i) (a)Conformed copy of Management Agreement of the Registrant (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (2);
                     (b)Conformed copy of New Exhibit A to Management Agreement(4);
                     (c)Form of Instrument of Transfer of Management Agreement
                     (8);

              (ii) Form of Investment Advisory Agreement for the Municipal Income Portfolio (8);

              (iii) (a)Conformed copy of Investment Advisory Agreement for the Income and Growth Portfolio (3);
                     (b)Form of Instrument of Transfer of Investment Advisory Agreement (Income and Growth Portfolio) (8);

              (iv) Form of Investment Advisory and Management Agreement for the Global Portfolio (8);

              (v)    (a)Form of Investment Advisory and Management
                     Agreement for the Growth Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Growth Portfolio) (8);


              (vi)   (a)Form of Investment Advisory and Management
                     Agreement for the Strategy Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Strategy Portfolio) (8);


              (vii) (a)Form of Investment Advisory and Management Agreement for the Short-Duration Income Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Short-Duration Income
                     Portfolio) (8);


              (viii) (a)Form of Investment Advisory and Management
                     Agreement for the Balanced Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Balanced Portfolio) (8);

                (ix) Form of Investment Advisory and Management Agreement
                     (Institutional Money Market Portfolio) (9)

                 (x) Form of Investment Advisory and Management Agreement
                     (Institutional U.S. Government Money Market Portfolio) (9)

           (6)(i) (a)Conformed copy of Distributor's Contract of the Registrant, through and including
                     Exhibit I (3);
                     (b) Form of Instrument of Transfer of Distributor's Contract (8);

              (ii) Form of New Exhibit J to the Distributor's Contract in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

           (7)       Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);

             (iii)   (a)Form of Administration Agreement of the
                     Registrant in respect of each Portfolio (6);
                     (b) Form of Instrument of Transfer of Administration Agreement (8);

              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a)Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit B in respect of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and Global Portfolios (3);
                     (b)Form of Instrument of Transfer of Shareholder Services Plan (8);


                     (c) Form of New Exhibit C to the Shareholder Services Plan in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

           (10)      Not applicable;

           (11)(i)   Conformed copy of Independent Auditors Consent (8);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;

           (15)(i) Conformed copy of Distribution Plan (Capital Growth, Income and Growth, Municipal Income, Quality Income, and Global Portfolios);

              (ii) (a)Copy of 12b-1 Agreement (Sales Agreement) with Mentor Distributors, Inc. (3);
                     (b)Form of Instrument of Transfer of 12b-1 Agreement (Sales Agreement) (8);

              (iii) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Growth Portfolio (6);


              (iv) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Strategy Portfolio (6);


              (v) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Short-Duration Income Portfolio (6);


              (vi) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Balanced Portfolio (6);

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)      Rule 18f-3(d) Plan (7)

           (27)(i)   Financial Data Schedules of Class A Shares (8)

               (ii)  Financial Data Schedules of Class B Shares (8)

               (iii) Financial Data Schedule in respect of the Balanced
                     Portfolio. (8)


1. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 14, 1992.
2. Incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed May 14, 1993.
3. Incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed November 26, 1993.
4. Incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed August 3, 1994.
5. Incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed January 27, 1995.
6. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 15, 1995.
7. Incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 15, 1996.
8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9.   Filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement

Item 26.  Number of Holders of Securities.

          As of January 15, 1997, neither the Mentor Institutional Money Market Portfolio nor the Mentor Institutional U.S. Government Money Market Portfolio had any shares outstanding.

Item 27.  Indemnification:


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).



Item 28.  Business and Other Connections of Investment Advisers



      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.



      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                       Business, Profession,
                                                      Vocation or Employment
                               Position with               during the past
         Name                Investment Adviser           two fiscal years

John G. Davenport            Managing Director           None


R. Preston Nuttall           Managing Director           Formerly, Senior Vice
                                                         President, Capitoline
                                                         Investment Services,
                                                         919 East Main Street,
                                                         Richmond, VA 23219

Paul F. Costello             Managing Director           Managing Director,
                                                         Wheat First
                                                         Butcher Singer, Inc.
                                                         and Mentor Investment
                                                         Group, LLC; President,
                                                         Mentor Funds,
                                                         Mentor Income Fund,
                                                         Inc., and Cash Resource
                                                         Trust; Executive Vice
                                                         President and Chief
                                                         Administrative Officer,
                                                         America's Utility Fund,
                                                         Inc.; Director, Mentor
                                                         Perpetual Advisors, LLC
                                                         and Mentor Trust
                                                         Company;

Theodore W. Price            Managing Director           Formerly, President,
                                                         Charter Asset
                                                         Management, Inc.

P. Michael Jones             Managing Director           Formerly, Managing
                                                         Director, Commonwealth
                                                         Investment Counsel,
                                                         Inc.

Thomas L. Souders            Treasurer                   Managing Director and
                                                         Chief Financial
                                                         Officer, Wheat, First
                                                         Securities, Inc.;
                                                         formerly, Manager of
                                                         Internal Audit,
                                                         Heilig-Myers; formerly,
                                                         Manager, Peat Marwick &
                                                         Mitchell & Company

Robert P. Wilson             Assistant Treasurer         Assistant Treasurer,
                                                         Mentor Distributors,
                                                         Inc. and Commonwealth
                                                         Advisors

John M. Ivan                 Secretary                   Managing Director,
                                                         Senior Vice President
                                                         and Assistant General
                                                         Counsel, Wheat, First
                                                         Securities, Inc.;
                                                         Managing Director and
                                                         Assistant Secretary,
                                                         Wheat First Butcher
                                                         Singer, Inc.; Clerk,
                                                         Cash Resource Trust;
                                                         Secretary, Mentor
                                                         Funds


Howard T. Macrae, Jr.        Assistant Secretary         Assistant Secretary,
                                                         Mentor Investment
                                                         Advisors, LLC and
                                                         Mentor Distributors,
                                                         LLC


(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       OTHER SUBSTANTIAL
                            POSITION WITH THE          BUSINESS, PROFESSION,
NAME                        INVESTMENT ADVISOR         VOCATION OR EMPLOYMENT
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Martyn Arbib                Director                   Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited

Roger C. Cormick            Director                   Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited


Paul F. Costello            Director                   Managing Director, Wheat
                                                       First Butcher Singer, Inc.,;
                                                       Mentor Investment Group,
                                                       Inc.,; President, Cash Resource
                                                       Trust, Mentor Income Fund,
                                                       Inc., and Mentor Institutional
                                                       Trust.


Daniel J. Ludeman           Director                   Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group; Managing Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Director                   Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Richard J. Rossi            Director                   Managing Director,
                                                       Mentor Investment
                                                       Group, Inc.



(c) The following is additional information with respect to Wellington Management Company, Inc., located at 75 State Street, Boston Massachusetts 02109:



Catherine A. Smith         General Partner             --
Stephen A. Soderberg       General Partner             --
Ralph E. Stuart, Jr.       General Partner             --
Perry M. Traquina          General Partner             --
Gene R. Tremblay           General Partner             --
Mary Ann Tynan             General Partner             --
Ernst H. Von Metzsch       General Partner             --
James L. Walters           General Partner             --
Kim Williams               General Partner             --
Dena G. Willmore           General Partner             --
Francil V. Wisneski        General Partner             --



(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:



Don G. Powell             Chairman, Chief Executive             --
                          Officer, Director

Dennis J. McDonnell       President, Chief Operating            --
                          Officer, Director

William R. Rybak          Executive Vice President,
                          Chief Financial Officer, Director     --

David R. Kowalski         Vice President                        --

Ronald A. Nyberg          Executive Vice President, Director    --

Edward A. Treichel        Senior Vice President                 --




* The address of Mentor Investment Group, LLC, Wheat, First Securities, Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000 Broken Land Parkway, Columbia, MD 21044. The address of Perpetual Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon, England, RG92AZ.






Item 29.  Principal Underwriters:



     (a) Mentor Distributors, LLC is the principal distributor for the Registrant's shares and acts as the principal underwriter for the Registrant.

                                               -10-


          Mentor Distributors, LLC is a Virginia corporation and is an affiliate of Mentor Investment Advisors, LLC.


NAME AND PRINCIPAL        POSITIONS AND OFFICES      POSITIONS AND OFFICES
BUSINESS ADDRESS          WITH UNDERWRITERS          WITH REGISTRANT


Peter J. Quinn, Jr.       President and Director     Trustee
901 East Byrd Street
Richmond, VA 23219

Paul F. Costello          Senior Vice President      President
901 East Byrd Street
Richmond, VA 23219

Thomas L. Souders         Treasurer                  None
901 East Byrd Street
Richmond, VA 23219

John M. Harris            Secretary                  None
901 East Byrd Street
Richmond, VA  23219

John M. Ivan              Assistant Secretary        Secretary
901 East Byrd Street
Richmond, VA 23219


Item 30.  Location of Accounts and Records:



     Response is incorporated by reference to Registrant's Initial Registration on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).

Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MENTOR FUNDS, has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond and the Commonwealth of Virginia, on the 21st day of January, 1997.



                                THE MENTOR FUNDS


                              By:  /s/ Paul F. Costello
                                   Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the date indicated:

     Name                         Title                         Date


          *                                                  January 21, 1997
-----------------------
Daniel J. Ludeman            Chairman and Trustee
                             (Chief Executive
                             Officer)



/s/ Peter J. Quinn, Jr.      Trustee                         January 21, 1996
-----------------------
 Peter J. Quinn, Jr.


          *                                                  January 21, 1997
-----------------------
Arnold H. Dreyfuss           Trustee


          *                                                  January 21, 1997
-----------------------
Thomas F. Keller             Trustee

          *                                                  January 21, 1997
-----------------------
Louis W. Moelchert, Jr.      Trustee


          *                                                  January 21, 1997
-----------------------
Stanley F. Pauley            Trustee


          *                                                  January 21, 1997
-----------------------
Troy A. Peery, Jr.           Trustee



/s/ Paul F. Costello                                         January 21, 1997
------------------------
   Paul F. Costello          President




 /s/ Terry L. Perkins                                       January 21, 1997
------------------------
   Terry L. Perkins          Treasurer (Principal Financial
                               and Accounting Officer)

*/s/ Peter J. Quinn, Jr.     Attorney-in-fact                January 21, 1997
------------------------
   Peter J. Quinn, Jr.




                                EXHIBIT INDEX

  Exhibit                                                                 Page





 (5)(ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio);


 (5)(x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)